Basis of presentation	12 Months Ended
Dec. 31, 2025
Basis of presentation
Basis of presentation

2.   Basis of presentation

2.1.  Statement of compliance

These consolidated financial statements are prepared in accordance with the IFRS Accounting Standards, as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements were authorized for issue by the Group’s Board of Directors on March 30, 2026.

2.2.  Going concern

The financial position of the Group, its cash flows and liquidity position are described in the consolidated financials statements and notes to these consolidated financial statements. In addition, Note 28 includes the Group’s policies for managing its liquidity risk.

Hero Wars remains the core revenue driver and continues to generate a substantial portion of the Company’s revenue. At the same time, the Company has been taking steps to broaden its portfolio and reduce dependence on any single title. In 2025, the Company increased its ownership in Castcrown Ltd to 57% and continued to develop its franchise portfolio with the Royal Ark team, including the title Idle Zombie Miner (Clicker/Idle). In addition, in 2025 the Company acquired Light Hour Games, a mobile studio focused on casual games, expanding the Group’s presence in the mobile casual segment and strengthening its development capabilities.

As at December 31, 2025, the Company had a working capital deficit of approximately US$ 76.9 million and a net deficit of approximately US$ 92 million. Excluding the current portion of deferred revenue which will not require a cash outflow, the Company had a working capital surplus of approximately US$ 111.3 million. Despite the uncertainties related to the current economic volatility and taking into account significant positive cash inflows from operating activities, management’s assessment of revenue trends and principal risks and uncertainties, management has a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, which is at least 12 months from the date of approval of the consolidated financial statements. At the same time, as at December 31, 2025, the Group had significant balances of cash and cash equivalents as well as highly liquid investments available for future spending which could cover approximately 1.3 times its annual fixed expenses (i.e., expenses excluding marketing and investments), even under a severe downside scenario.

Accordingly, the management is satisfied that the consolidated financial statements should be prepared on a going concern basis. Management believes that there is no material uncertainty that may cast significant doubt regarding the Company’s or the Group’s ability to continue as a going concern, please refer to Note 28 for further details.

2.3.  Basis of presentation

These consolidated financial statements have been prepared based on historical cost basis unless disclosed otherwise and are presented in United States Dollars ($) which is also the functional currency of GDEV Inc. and Nexters Global Ltd. All amounts are presented in thousands, rounded to the nearest thousand unless indicated otherwise.

2.4.  Basis of consolidation

The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
●	Exposure, or rights, to variable returns from its involvement with the investee, and
●	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, where control is exercised through voting rights, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee,
●	Rights arising from other contractual arrangements,
●	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an investee begins when the Group obtains control over the investee and ceases when the Group loses control over the investee. Assets, liabilities, income and expenses of an investee acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date the Group ceases to control the investee. The financial statements of the investees are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full.

2.5.  Changes in accounting policies

During 2025 the Group applied a number of accounting standards effective from January 1, 2025 for the first time, but they do not have a material impact on the Group’s consolidated financial statements.

Standards issued but not yet effective

Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments issued in May 2024

The Amendments include:

▪ A clarification that a financial liability is derecognized on the ‘settlement date’ and the introduction of an accounting policy choice (if specific conditions are met) to derecognize financial liabilities settled using an electronic payment system before the settlement date;

▪ Additional guidance on how the contractual cash flows for financial assets with environmental, social and corporate governance (ESG) and similar features should be assessed;

▪ Clarifications on what constitute ‘non-recourse features’ and what are the characteristics of contractually linked instruments;

▪ The introduction of disclosures for financial instruments with contingent features and additional disclosure requirements for equity instruments classified at fair value through other comprehensive income (OCI);

The Amendments are effective for annual periods starting on or after 1 January 2026 with early adoption permitted for classification of financial assets and related disclosures only. The Group does not anticipate that the amendments will have a material effect on the Group’s consolidated financial statements.

IFRS 18, Presentation and Disclosure in Financial Statements

This standard replaces IAS 1, Presentation of Financial Statements. The standard provides guidance for improving the structure and content of the financial statements, particularly the income statement. The standard includes new disclosure and presentation requirements as well as requirements that were taken from IAS 1, Presentation of Financial Statements.

As part of the new disclosure requirements, it is required to present two subtotals in the income statement: operating profit and profit before financing and taxes. Furthermore, the results in the income statement will be classified into three new categories: an operating category, an investing category and a financing category.

In addition to the changes in the structure of the income statements, the standard also includes a requirement to provide separate disclosure in the financial statements regarding the use of management-defined performance measures (MPM).

Furthermore, the standard adds specific guidance for aggregation and disaggregation of items in the financial statements and in the notes.

The standard’s initial date of application is for annual reporting periods beginning on or after January 1, 2027 with earlier application being permitted. The Group is examining the effects of the standard on its financial statements with no plans for early adoption.